Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	$ 1,594,064	$ 770,461	$ 621,717
Support equipment and facilities	47,224	22,171	18,263
Drilling and work in progress	80,737	40,567	36,966
Unproved oil and gas properties	14,909	6,189	4,788
Total capitalized costs	1,736,933	839,388	681,734
Accumulated depreciation and valuation allowances	(1,283,840)	(600,086)	(473,814)
Net capitalized costs	453,093	239,302	207,920
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Unproved oil and gas properties	1,241	558	526
Total capitalized costs	1,241	558	526
Accumulated depreciation and valuation allowances	(489)
Net capitalized costs	752	558	526
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Mineral property, wells and related equipment	1,594,064	770,461	621,717
Support equipment and facilities	47,224	22,171	18,263
Drilling and work in progress	80,737	40,567	36,966
Unproved oil and gas properties	16,150	6,747	5,314
Total capitalized costs	1,738,174	839,946	682,260
Accumulated depreciation and valuation allowances	(1,284,328)	(600,086)	(473,814)
Net capitalized costs	$ 453,846	$ 239,860	$ 208,446